CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Target/United Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017)
("Registrant") hereby certifies that (a) that the respective form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 23 ("Amendment No. 23") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 23 was filed electronically.


                                            TARGET/UNITED FUNDS, INC.


Dated:  May 5, 2000                         By:  /s/Kristen A. Richards
                                                 --------------------------
                                                 Kristen A. Richards
                                                 Vice President, Associate
                                                 General Counsel and Secretary